UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2018

FORM N-CSR

Item 1.       Reports to Stockholders.

General New Jersey Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General New Jersey Municipal Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Joseph Irace, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, General New Jersey Municipal Money Market Fund, Inc’s Class A shares produced an annualized yield of 0.60%. Taking into consideration the effects of compounding, the fund’s Class A shares produced an annualized effective yield of 0.60%.1

Yields of municipal money market instruments climbed during the reporting period in response to two interest-rate hikes by the Federal Reserve Board (the “Fed”) and changing supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund also may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes acceptable New Jersey state municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund’s assets may be invested in short-term, high-quality municipal obligations that do not pay income that is exempt from New Jersey state income taxes. The fund is non-diversified.

Rising Rates and Technical Factors Drove Yields Higher

Sustained economic growth and a series of short-term interest-rate hikes by the Fed had driven yields of tax-exempt money market instruments higher in the months before the start of the reporting period. The Fed again raised the overnight federal funds rate in December 2017 and March 2018, causing yields to rise on shorter-maturity instruments, most notably variable-rate demand notes (“VRDNs”).

In addition, issuers of longer-term municipal bonds rushed to market in December with a flood of new securities in anticipation of tax reform legislation that seemed likely at the time to inhibit certain traditional financing vehicles used by states and municipalities. This increase in supply put upward pressure on yields when investors sold short-term securities to raise funds for the purchase of longer-dated bonds.

The surge in new issuance at year-end 2017 resulted in a relative scarcity of newly issued municipal instruments in early 2018. The lack of new supply, combined with investors’ need to reinvest coupon payments, pushed yields lower through mid-February. Yields also were

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

dampened by federal tax reform legislation, which increased demand from investors who faced new limits on the amount of state and local tax deductions they can take on their federal tax returns. Municipal money market yields subsequently drifted higher amid reports of wage growth and other inflationary pressures. Yields moderated in May, in part due to economic concerns stemming from more protectionist U.S. trade policies.

States with underfunded pension programs also have faced greater credit pressures. New Jersey faces these challenges, and the state’s residents also may experience declining home values under the new tax law due to the limited deductibility of property taxes.

Maintaining a Prudent Investment Posture

In the generally rising interest-rate environment, most municipal money market funds maintained short weighted average maturities with a focus on liquidity. We set the fund’s weighted average maturities in a range that is somewhat shorter than industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low-credit-risk opportunities among essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health-care and education issuers.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed raised the overnight federal funds rate to between 1.75% and 2.00% while continuing to unwind its balance sheet through the sale of U.S. government securities. More short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

Therefore, we intend to continue to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

June 15, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New Jersey Municipal Money Market Fund, Inc. from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018

Expenses paid per $1,000†	$3.85
Ending value (after expenses)	$1,003.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018

Expenses paid per $1,000†	$3.88
Ending value (after expenses)	$1,021.09

† Expenses are equal to the fund’s annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 101.1%
New Jersey - 101.1%
Atlantic County, BAN	3.00	6/20/18	1,115,000		1,115,786
Bergen County, GO, Refunding, Ser. A	4.00	10/15/18	100,000		100,828
Bergen County Improvement Authority, Government Loan Revenue	4.00	9/4/18	120,000		120,671
Bergen County Improvement Authority, School District Revenue (Elmwood Park Board Education Project)	3.00	8/1/18	175,000		175,467
Brick Township, BAN	2.25	7/19/18	625,000		625,590
Burlington County Bridge Commission, Revenue, Refunding	3.00	8/15/18	600,000		601,623
Camden County Improvement Authority, Lease Revenue, Ser. A	3.50	9/4/18	150,000		150,676
Camden County Improvement Authority, Special Revenue (Congregation Beth El Project) (LOC; TD Bank)	1.25	6/7/18	2,180,000	[a]	2,180,000
Cherry Hill Township Fire District #13, GO Notes	4.00	6/1/18	215,000		215,000
Clayton Borough School District, GO Notes	3.50	9/4/18	340,000		341,390
Cumberland County, GO, Refunding	4.00	8/15/18	100,000		100,451
Edgewater, BAN	2.00	7/20/18	2,000,000		2,001,532
Essex County, BAN	2.50	9/12/18	100,000		100,147
Freehold Township, GO Notes	3.00	7/16/18	110,000		110,157
Gloucester County Pollution Control Financing Authority, PCR, Refunding (Exxon Project)	0.82	6/1/18	2,900,000	[a]	2,900,000
Hopewell Valley Regional School District, GO, Refunding	4.00	8/15/18	170,000		170,749
Hudson County, GO Notes	4.00	9/4/18	100,000		100,658
Hudson County Improvement Authority, Notes	3.21	10/31/18	1,000,000		1,006,360
Hudson County Improvement Authority, Revenue, Refunding, Ser. C-1	2.25	10/18/18	265,000		265,224

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 101.1% (continued)
New Jersey - 101.1% (continued)
Lawrence Township School District/Cumberland County, GO Notes	3.00	9/4/18	160,000		160,471
Mercer County, BAN, Ser. A	2.00	8/28/18	205,000		205,016
Middlesex County, BAN	2.00	6/13/18	525,000		525,049
Middlesex County, GO Notes	2.00	6/1/18	400,000		400,000
Middlesex County, GO Notes	5.00	6/1/18	105,000		105,000
Middlesex County, GO Notes	4.00	6/15/18	100,000		100,074
Middlesex County, GO Notes	5.00	7/16/18	135,000		135,589
Middlesex County, GO, Refunding	4.00	6/15/18	230,000		230,219
Montville Township School District, GO, Refunding	5.00	7/15/18	135,000		135,577
New Brunswick, BAN	2.00	6/4/18	4,500,000		4,500,081
New Jersey Economic Development Authority, Economic Development Revenue, Refunding (Jewish Community Foundation MetroWest Inc. Project) (LOC; Wells Fargo Bank NA)	1.25	6/7/18	3,700,000	[a]	3,700,000
New Jersey Economic Development Authority, EDR (Maroukian Realty, LLC Project) (LOC; TD Bank)	1.29	6/7/18	295,000	[a]	295,000
New Jersey Economic Development Authority, EDR (Paddock Realty, LLC Project) (LOC; Wells Fargo Bank)	1.30	6/7/18	1,560,000	[a]	1,560,000
New Jersey Economic Development Authority, EDR (Volunteers of America Delaware Valley Property, Inc. Project) (LOC; TD Bank)	1.25	6/7/18	295,000	[a]	295,000
New Jersey Economic Development Authority, EDR, Refunding (RDR Investment Company LLC Project) (LOC; JPMorgan Chase Bank)	1.28	6/7/18	670,000	[a]	670,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 101.1% (continued)
New Jersey - 101.1% (continued)
New Jersey Economic Development Authority, Revenue (Developmental Disabilities Association of New Jersey Inc. Project) (LOC; Wells Fargo Bank)	1.25	6/7/18	800,000	[a]	800,000
New Jersey Economic Development Authority, Revenue (ESARC, Inc. Project) (Liquidity Facility; TD Bank)	1.11	6/7/18	1,635,000	[a]	1,635,000
New Jersey Economic Development Authority, Revenue (Falcon Safety Products, Inc. Project) (LOC; PNC Bank NA)	1.15	6/7/18	525,000	[a]	525,000
New Jersey Economic Development Authority, Revenue (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank)	1.30	6/7/18	2,845,000	[a]	2,845,000
New Jersey Economic Development Authority, Revenue (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank)	1.30	6/7/18	4,180,000	[a]	4,180,000
New Jersey Economic Development Authority, Revenue (Oak Hill Academy Project) (LOC; Wells Fargo Bank)	1.25	6/7/18	660,000	[a]	660,000
New Jersey Economic Development Authority, Revenue (Parke Place Associates, LLC Project) (LOC; TD Bank)	1.29	6/7/18	3,570,000	[a]	3,570,000
New Jersey Economic Development Authority, Revenue (Pennington Montessori School Project) (LOC; Wells Fargo Bank)	1.25	6/7/18	525,000	[a]	525,000
New Jersey Economic Development Authority, Revenue (Somerset Hills YMCA Project) (LOC; TD Bank)	1.25	6/7/18	1,420,000	[a]	1,420,000
New Jersey Economic Development Authority, Revenue (Young Men's Christian Association of Metuchen Project) (LOC; Wells Fargo Bank)	1.25	6/7/18	450,000	[a]	450,000
New Jersey Educational Facilities Authority, Revenue (Princeton University)	4.25	7/2/18	125,000		125,290
New Jersey Environmental Infrastructure Trust, Revenue, Refunding, Ser. A-R	4.00	9/4/18	400,000		402,285

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 101.1% (continued)
New Jersey - 101.1% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue (Atlantic Health System Hospital Corporation Issue) (LOC; Bank of America)	1.03	6/7/18	4,200,000	[a]	4,200,000
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Health System Obligated Group Issue) (LOC; JPMorgan Chase Bank)	1.03	6/7/18	2,000,000	[a]	2,000,000
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Nursing and Rehabilitation, Inc.) (LOC; JPMorgan Chase Bank)	1.09	6/7/18	280,000	[a]	280,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (LOC; JPMorgan Chase Bank)	0.77	6/1/18	3,100,000	[a]	3,100,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtual Health)	4.00	7/2/18	1,600,000		1,603,403
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue (LOC; Bank of America)	1.06	6/7/18	2,500,000	[a]	2,500,000
New Jersey Housing and Mortgage Finance Agency, SFHR (Liquidity Facility; Bank of America)	1.07	6/7/18	2,800,000	[a]	2,800,000
New Jersey Housing and Mortgage Finance Agency, SFHR (Liquidity Facility; Barclays Bank PLC)	1.10	6/7/18	1,100,000	[a]	1,100,000
New Jersey Infrastructure Bank, Revenue	5.00	9/4/18	110,000		110,888
Ocean County, GO Notes	4.00	8/1/18	165,000		165,705
Ocean County, GO Notes	4.00	8/1/18	150,000		150,643
Pequannock Township, GO, Refunding	3.00	10/15/18	500,000		502,302
Plainfield, BAN	2.00	8/28/18	1,525,000		1,525,827

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 101.1% (continued)
New Jersey - 101.1% (continued)
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series) (Citigroup ROCS, Series RR II R-14086) (Liquidity Facility; Citibank NA)	1.12	6/7/18	2,050,000	[a,b,c]	2,050,000
Port Authority of New York and New Jersey, Revenue, Refunding	5.00	9/4/18	225,000		226,684
Somerset County, BAN	2.25	9/18/18	300,000		300,386
Springfield Township of Burlington County, GO, Refunding	4.00	8/15/18	100,000		100,535
Tender Option Bond Trust Receipts (Series 2016-XF2360), 10/15/23, (Port Authority of New York and New Jersey, Consolidated Bonds, 194th Series) (Liquidity Facility; Citibank NA)	1.08	6/7/18	900,000	[a,b,c]	900,000
Tender Option Bond Trust Receipts (Series 2016-XF2370), 6/15/30, (New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	1.08	6/7/18	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2016-XF2393), 6/15/41, (New Jersey Economic Development Authority, School Facilities Construction Revenue) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	1.08	6/7/18	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts (Series 2016-ZF0468), 6/15/19, (New Jersey Transportation Trust Fund Authority (Transportation System)) (LOC; Royal Bank of Canada)	1.11	6/7/18	5,200,000	[a,b,c]	5,200,000
Tender Option Bond Trust Receipts (Series 2016-ZF0470), 7/1/20, (New Jersey Turnpike Authority, Turnpike Revenue) (LOC; Royal Bank of Canada)	1.11	6/7/18	4,700,000	[a,b,c]	4,700,000
Tender Option Bond Trust Receipts (Series 2017-ZF2477), 11/1/21, Revenue, Refunding (Rutgers University) (Liquidity Facility; Citibank NA)	1.07	6/7/18	1,900,000	[a,b,c]	1,900,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 101.1% (continued)
New Jersey - 101.1% (continued)
Tender Option Bond Trust Receipts (Series 2017-ZF2479), 6/15/20, (Liquidity Facility; Citibank NA)	1.06	6/7/18	2,345,000	[a,b,c]	2,345,000
Tender Option Bond Trust Receipts (Series 2018-XL0063), 10/1/24, (Port Authority of New York and New Jersey) (Liquidity Facility; Citibank NA)	1.12	6/7/18	1,795,000	[a,b,c]	1,795,000
Toms River, GO Notes	3.00	6/15/18	100,000		100,033
Union County, BAN	2.25	6/22/18	250,000		250,117
Union County Industrial Pollution Control Financing Authority, PCR, Refunding (Exxon Project)	0.82	6/1/18	1,900,000	[a]	1,900,000
Vineland City, GO, Refunding	3.00	6/1/18	150,000		150,000
Washington Township Gloucester County, GO, Refunding	4.00	8/1/18	210,000		210,707
Wayne Township School District, GO Notes	4.00	7/16/18	375,000		375,994
Willingboro Township, GO Notes	3.00	8/1/18	620,000		621,530
Woodbridge Township, BAN	2.00	8/17/18	2,300,000		2,302,647
Woodbridge Township, BAN	2.50	8/17/18	1,375,000		1,377,212
Total Investments (cost $98,131,573)			101.1%	98,131,573
Liabilities, Less Cash and Receivables			(1.1%)	(1,090,491)
Net Assets			100.0%	97,041,082

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities amounted to $27,640,000 or 28.48% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	20.5
City	15.6
Health Care	15.2
Industrial	12.1
Education	11.3
County	8.6
Housing	6.6
Pollution Control	4.9
Utility-Water and Sewer	.4
Lease	.2
State/Territory	.2
Other	5.5
101.1

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	98,131,573	98,131,573
Interest receivable		597,066
Prepaid expenses		10,217
		98,738,856
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		56,112
Cash overdraft due to Custodian		47,133
Payable for investment securities purchased		1,512,092
Payable for shares of Common Stock redeemed		40,022
Accrued expenses		42,415
		1,697,774
Net Assets ($)		97,041,082
Composition of Net Assets ($):
Paid-in capital		97,040,092
Accumulated net realized gain (loss) on investments		990
Net Assets ($)		97,041,082
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		97,136,759
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	687,059
Expenses:
Management fee—Note 2(a)	251,389
Shareholder servicing costs—Note 2(b)	53,934
Professional fees	43,855
Registration fees	8,306
Prospectus and shareholders’ reports	6,402
Directors’ fees and expenses—Note 2(c)	5,232
Custodian fees—Note 2(b)	4,386
Miscellaneous	15,723
Total Expenses	389,227
Less—reduction in fees due to earnings credits—Note 2(b)	(1,153)
Net Expenses	388,074
Investment Income—Net	298,985
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	990
Net Increase in Net Assets Resulting from Operations	299,975

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	298,985	95,805
Net realized gain (loss) on investments	990	-
Net Increase (Decrease) in Net Assets Resulting from Operations	299,975	95,805
Distributions to Shareholders from ($):
Investment income—net	(298,985)	(147,281)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	59,354,016	108,148,267
Distributions reinvested	258,576	130,706
Cost of shares redeemed	(71,968,029)	(104,384,587)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,355,437)	3,894,386
Total Increase (Decrease) in Net Assets	(12,354,447)	3,842,910
Net Assets ($):
Beginning of Period	109,395,529	105,552,619
End of Period	97,041,082	109,395,529

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended May 31, 2018		Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.001	.001	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.001)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.30[b]	.14	.10	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[d]	.77	.70	.64	.64	.64
Ratio of net expenses to average net assets	.77[d]	.74	.37	.19	.22	.31
Ratio of net investment income to average net assets	.59[d]	.09	.01	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	97,041	109,396	105,553	249,852	268,175	242,490

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Class A shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or retirement plan. Class A shares bear a Shareholder Services Plan fee.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	98,131,573
Level 3 - Significant Unobservable Inputs	-
Total	98,131,573

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: tax exempt income $95,805 and long-term capital gains $51,476. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2018, the fund was charged $32,141 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $19,297 for transfer agency services and $889 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $889.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $4,386 pursuant to the custody agreement. These fees were partially offset by earnings credits of $264.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2018, the fund was charged $626 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $40,658, custodian fees $3,466, Chief Compliance Officer fees $5,267 and transfer agency fees $6,721.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2018, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $16,540,000 and $19,530,000, respectively.

NOTES

NOTES

NOTES

For More Information

General New Jersey Municipal Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DNJXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0758SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 27, 2018

By: /s/ James Windels
James Windels Treasurer
Date:	July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)